StockholdersEquity - Warrants (Details Textual 4) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended
	Aug. 15, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 12, 2013	Nov. 12, 2013 Series E Preferred Stock [Member]	Dec. 10, 2013 Series E Preferred Stock [Member]	Mar. 31, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member] Series E Preferred Stock [Member]	Dec. 31, 2013 Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Aug. 15, 2013 Placement agent warrants Warrant [Member]	Aug. 21, 2013 Placement agent warrants Warrant [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants							818,000							1,463,667	292,733
Fair value of warrants accounted for as a liability												$ 1,099,000
Change in fair value of warrants		251,000		296,000			278,000		552,000			(296,000)
Fair Value, Net Asset (Liability)									$ 552,000	$ 803,000		$ 803,000
Common stock, shares issued		12,883,446		12,883,446	9,300,439			585,467
Exercise price of warrants						0.50					0.55
Stock price	$ 1.00					$ 0.47
Expected term	5 years						2 years 7 months 6 days
Risk-free interest rate	1.60%						0.44%
Expected volatility	134.10%						143.00%
Dividend yield							0.00%